Income tax expense - Reconciliation of the differences between the statutory income tax rate and the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax effect of permanent differences	227.00%	18.00%	81.00%
Tax effect of preferential tax rates	(9.00%)
Tax effect of Super Deduction and others	(18.00%)	(8.00%)	8.00%
Effective income tax rate	225.00%	35.00%	114.00%